Equity (Details 1) - shares	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Composition of share capital in number of shares
Subtotal	6,108,961,905	6,108,961,905
Number of shares outstanding on	6,085,073,610	6,085,073,610	6,085,665,540
Common shares
Composition of share capital in number of shares
Subtotal	3,054,481,112	3,054,481,112
Number of shares outstanding on	3,049,448,563	3,049,448,563	3,050,040,493
Preferred shares
Composition of share capital in number of shares
Subtotal	3,054,480,793	3,054,480,793
Number of shares outstanding on	3,035,625,047	3,035,625,047	3,035,625,047
Treasury (common shares)
Composition of share capital in number of shares
Number of shares outstanding on	(5,032,549)	(5,032,549)
Treasury (preferred shares)
Composition of share capital in number of shares
Number of shares outstanding on	(18,855,746)	(18,855,746)

[1]	All share amounts presented for prior periods have been adjusted to reflect the stock split approved at the Board of Directors' Meeting of March 10, 2017 in proportion of one new share for every 10 shares held.